DERIVATIVES AND HEDGING (Details 2) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)
Foreign exchange contracts
Derivative [Line Items]
Derivatives designated as hedging instruments	₪ 188,088	$ 188,088	₪ 209,487	$ 209,487